Prospectus

November 1, 2009

The Azzad Funds

Ethical Investing

The Wise Capital Fund

As with all mutual funds, neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or judged whether the information contained in this Prospectus is   accurate. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Overview

4

The Wise Capital Fund

Investment Objective

5

Principal Investment Strategies

5

Ethical Investment Restrictions

6

Temporary Defensive Positions

6

Principal Risks

7

Performance

10

Fund Fees and Expenses

11

Management, Organization, and Capital Structure of the Fund

Board of Trustees

13

The Adviser

13

Portfolio Manager

13

Distribution Plan

13

Custodian, Transfer & Dividend Disbursing Agents

14

Organization

15

At What Price are Shares Sold?

15

How Your Share Price (NAV) is Determined

15

Shareholder Guide

How to Purchase Your Shares

16

How to Sell Your Shares

19

How to Exchange Your Shares

21

Taxes, Dividends and Distributions

Taxation of the Fund

22

Distributions

22

Shareholder Services

Online Account Access

24

Automatic Investment Plan

24

Shareholder Reports

24

Reporting to Third Party Information Providers

25

Account Types

25

Financial Highlights

26

Privacy Policy

27

Additional Information

back page

Overview

The Wise Capital Fund (the "Fund") provides a convenient way for ethical investors to integrate their values with their investment decisions. The Fund's investments are subject to ethical investment restrictions designed to exclude securities and other instruments that derive revenue from lending arrangements, as deriving revenue in this manner has been deemed unethical by the investment adviser.

The Fund's primary investment objective is to provide shareholders with capital preservation and income.  The Fund's investment objective is a non-fundamental policy and can be changed without shareholder approval.  The Fund is intended for investors looking for fixed income-like returns.  The Fund may also be used in retirement and college savings plans.

Please read this Prospectus carefully before Investing.

This prospectus contains important information about the Fund that you should know before investing. It contains information about the fees, risks, and investment strategies for the Fund. Please read it carefully and retain it for future reference.

As with all mutual funds, the Fund is not FDIC insured, has no bank guarantees, and you may lose money.

For Additional Information about the Fund's investment strategies and risks, the Fund's Statement of Additional Information is available, free of charge, from Mutual Shareholder Services, LLC (888) 350-3369. To speak to a financial advisor call (703) 207-7005.

The Wise Capital Fund

Adviser

Azzad Asset Management, Inc.

Portfolio Manager

Mr. Jamal Elbarmil

Investment Objective

The Wise Capital Fund's primary investment objective is to provide shareholders with capital preservation and income.  The investment adviser may change the investment objective without the consent of shareholders, but only after 60 days' written notice of such change.

Principal Investment Strategies

By pursuing its investment objective, the Fund anticipates that it will provide shareholders with a return that is comparable to the return on bank accounts, certificates of deposits, and other such financial instruments in which the Fund cannot invest pursuant to the Fund's ethical investment restrictions detailed below.

The Fund anticipates that all or nearly all of the Fund's investments will be in notes or certificates for payment issued by counterparties in transactions structured to be compliant with the Fund's ethical investment restrictions described below.  At least initially, the Fund will invest primarily in certificates entitling the holder to payment of a fixed return on a periodic basis up to and including maturity, at which time the initial investment will be repaid together with a profit amount.  Some of the certificates (including certificates called "sukuks") are issued by the issuer to obtain an up front payment in exchange for an income stream to be generated by certain assets of the issuer, and as such are linked to those assets.  However, the assets are not pledged as security for the certificates, and the Fund is relying on the creditworthiness of the issuer for all payments required by the certificates.  Issuers of these certificates are anticipated to be international financial institutions, foreign governments and agencies of foreign governments.  Other certificates are expected to be issued by special purpose entities established by various financial institutions as part of transactions involving guarantees by the financial institutions of arrangements designed to assure that the issuers of the certificates have sufficient funds to make all payments required by the certificates.  There is no assurance that the issuers of both types of certificates will be able to make such payments.

The Fund may also invest in short term income producing investments, such as money market accounts and certificates of deposit that the adviser determines are compliant with the Fund’s ethical investment restrictions.  Short term investments are securities that have a remaining maturity of 12 months or less, or that have provisions that permit the Fund to require the issuer to repurchase the security within a period of 12 months or less.  Issuers of these short term investments are anticipated to be banks and other financial institutions.

The Fund may also invest in notes issued in transactions where the Fund purchases (in the commodities markets) warrants for commodities such as metals from a party other than the counterparty, and nearly simultaneously sells to a counterparty the underlying commodities in exchange for a note payable by the counterparty providing a fixed return that is due in a fixed amount of time following the transaction.  The Fund may also invest in notes issued in other transactions, provided that the adviser determines that the transactions are structured to be compliant with the Fund's ethical investment restrictions.

The Fund will be non-diversified.  At least initially, the Fund anticipates that the certificates and notes will be issued by as few as three counterparties deemed to be creditworthy by the adviser, which will mean that all of the Fund's investments may be in certificates and notes of as few as three issuers.  While the Fund may be able to enter into transactions with other counterparties, the Fund anticipates that the number of counterparties will be limited.  In addition, at least initially, the Fund anticipates that the counterparties will be foreign issuers.  The Fund may invest in certificates and notes issued by both domestic and foreign issuers that are denominated in U.S. dollars.  The Fund anticipates that the maturity of the securities in the portfolio will range from five to ten years and that the average duration of the portfolio will range from one to five years.

Ethical Investment Restrictions

The Fund's ethical investment restrictions do not allow investing in certain businesses, including alcohol, gambling, pork, pornography and weapons of mass destruction, as well as the charging or paying of interest from lending, gains from trades that involve exchanging the same kind of monetary instruments (such as the same type of currency), gains from trading debt and gains from futures contracts.  As a result, there are broad limitations upon the types of securities or other instruments in which the Fund may invest, as well as upon commonly used investment techniques.  Most notably, the Fund will not invest in securities or other instruments that derive revenue from the receipt of interest from lending arrangements, as revenue derived in this manner may be harmful and/or function in ways that are unfair to certain members of society.  Thus, under these restrictions, the Fund may not invest in certain debt instruments, including some types of bonds (such as World Bank bonds and U.S. Treasury bonds), preferred stocks and convertible securities or other instruments that pay interest from lending.  The Fund will, however, be able to invest in instruments that provide a fixed rate of return in transactions that are structured to be compliant with the Fund’s ethical investment restrictions.

Temporary Defensive Positions

During uncertain market, economic, political or other unfavorable conditions, the Fund may adopt a temporary defensive position. Under these circumstances, the Fund may hold up to 100% of its assets in non-interest bearing cash accounts. However, the Fund will not invest in interest-paying instruments frequently used as a defensive measure by other mutual funds for this purpose. During these periods, the Fund may not achieve its investment objective.

Principal Risks

All investments involve risk. As with all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no guarantee that the Fund's investment objective will be achieved. You may lose money by investing in the Fund, or the Fund could underperform for any or all of the following reasons:

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Non-Diversification Risk.  The Fund is non-diversified.  The Fund will be invested in securities issued by a limited number of counterparties (initially, as few as three counterparties).  This means that the Fund will invest a larger portion of its assets in securities of a single issuer than a diversified fund.  As a non-diversified fund, the Fund may be more susceptible to a single negative occurrence impacting an issuer, and may be subject to substantially more market risk and volatility, than a diversified fund.

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Credit Risk.  The Fund will be investing in certificates, notes and other securities, which are subject to credit risk.  The counterparty issuing the securities may not be able to pay the securities when due, which could result in a loss to the Fund.  The Fund intends to invest in securities that are investment grade (generally, having a Standard & Poor’s rating of “BBB” or better, or a Moody’s rating of “Baa” or better) or, if unrated, determined by the Adviser to be of comparable quality.  If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.  Issuers of securities with lower investment grade categories are more vulnerable to changes in economic conditions than issuers of higher grade securities.  Further, because the Fund's investments are concentrated in securities issued by a limited number of counterparties (initially, as few as three counterparties), all of which may share a single economic sector, the Fund is even more susceptible to losses resulting from a particular counterparty's inability to pay a security when due and from changes in economic conditions that impact all of the counterparties in that sector.

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Concentration Risk.  The Fund will concentrate its investments in the financial services industry.  Adverse developments affecting a security in the financial services industry may affect all securities in that industry.  Because the Fund is concentrated in a particular industry, any negative developments affecting that industry will have a greater impact on the Fund than a fund that is not concentrated in that industry.  Further, because the Fund's investments are concentrated in securities issued by a limited number of counterparties, all of which may share a single industry, the Fund is even more susceptible to any single negative economic, technological, political, or regulatory occurrence that impacts a particular industry than a diversified fund.

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Foreign Risk.  The Fund anticipates that some or all of the securities in which the Fund invests will be issued by foreign counterparties.  To the extent the issuers are foreign counterparties, the securities will be foreign securities.  The Fund may also invest in other foreign securities.  Foreign securities may involve greater risks compared to domestic investments. Foreign securities issuers are not subject to the same regulatory requirements of U.S. securities issuers and, as a result, there may be less publicly available information about such issuers than is available in the reports and ratings published about U.S. issuers.  Additionally, foreign issuers are not subject to uniform accounting, auditing and financial reporting standards.  Returns on foreign securities may be subject to foreign withholding taxes.  Such taxes may reduce the net return to shareholders.  Although the Fund intends to invest in securities of foreign issuers domiciled in nations that the portfolio manager considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

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Sovereign Debt Risk.   The Fund's investment in securities issued by foreign governments and agencies of foreign governments (sovereign debt) differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including among others, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country’s international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

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Emerging Market Risk. The Fund's investment in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

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Ethical Investment Restrictions Risk.  The Fund's ethical investment restrictions will narrow the availability of investment opportunities in which it can invest. It is possible that the restrictions placed on investments may cause the Fund to underperform compared to other funds that do not place such restrictions on their investments.  Additionally, because of the ethical restrictions and limited number of issuers of approved securities, at least four times annually, the Fund is expected to be up to 100% invested in cash to comply with certain provisions of the Internal Revenue Code.  During these times, the Fund will not meet its investment objective.

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Manager Risk.  The share price of the Fund changes daily based on the performance of the securities in which it invests.  The ability of the Fund to meet its investment objective is directly related to the Adviser's selection process and allocation of the Fund's assets.  The Adviser has no substantive experience investing in the types of securities contemplated by the Fund's principal investment strategy, and the Adviser's judgments about the attractiveness and potential returns of particular investments in which the Fund invests, as well as about the creditworthiness of counterparties issuing the securities in which the Fund invests, may prove to be incorrect.  Further, the Fund is a new mutual fund and has no history of operations.  Thus, there is no assurance that the Adviser's investment strategy will produce the desired results.

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High Portfolio Turnover Risk. The Fund is actively managed and may experience a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

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Illiquidity Risk. The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the Securities Act of 1933, as amended (the “1933 Act”), and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

If you are not willing to accept the risks associated with investing in the Fund, you should not invest in the Fund. The Fund does not constitute a complete or balanced investment program.

Performance Bar Chart

As the Fund has not yet commenced investment operations, no performance bar chart is included in this Prospectus.

Average Annual Total Returns

As the Fund has not yet commenced investment operations, no performance table is included in this Prospectus.

Fund Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)[1]	None
Maximum Deferred Sales Charge (Load) (as a % of lower of original purchase price or redemption proceeds)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividend Distributions	None
Redemption Fee (as a % of amount redeemed, if applicable)[2]	2.0%
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets):

Management Fees	1.19%
Distribution and Service (12b-1) Fee	0.05%
Other Expenses[3]	0.42%
Total Annual Fund Operating Expenses	1.66%
Fee Waiver and Expense Reimbursement[4]	0.17%
Total Net Annual Operating Expenses	1.49%

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1.

Authorized Dealers and other firms may charge additional fees for shareholder transactions or for advisory services.  Please see their materials for details. The Fund is also offered to investors who participate in the Azzad Ethical Wrap Program, and other separately managed accounts sponsored by the investment adviser, and in employer sponsored retirement plans such as 401(k) and 403(b) plans.

2.

 A redemption fee equal to 2.0% of the net amount of the redemption may apply to any shares that are redeemed (either by selling or exchanging into another fund) less than 180 days after you purchase them on any amount greater than $50,000. If this fee is imposed, it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.

3.  Other Expenses have been estimated for the current fiscal year.

4.

The Fund's investment adviser has agreed to waive all or a portion of its fees or reimburse the Fund for certain operating expenses, to the extent necessary to limit the Fund's total annual operating expenses to 1.49% of average daily net assets. This agreement is in effect for a five-year period beginning December 1, 2008. "Operating expenses," for purposes of the expense cap agreement, excludes brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and litigation, and other extraordinary expenses.  Any waiver or reimbursement of operating expenses by the adviser is subject to repayment by the Fund within three fiscal years after such reimbursement or waiver occurred, if the Fund is able to make the repayment without exceeding the 1.49% expense limitation.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This hypothetical example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year, all dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except for reimbursement through December 1, 2013).  Although your actual costs may be higher or lower, based on these assumptions your cost for the Fund would be:

1 YEAR	3 YEARS
$152	$507

This example should not be considered to represent future expenses. Actual expenses may be greater or less than those shown here.

Your Guide to Investing in the Fund

Minimum Initial Investment:  $4,000 ($300 for accounts using Automated Clearing House transactions, regardless of the type of account).  There is no minimum investment amount for brokerage accounts and investments made through wirehouses.

Investment Adviser: Azzad Asset Management, Inc.
Portfolio Manager: Mr. Jamal Elbarmil
Inception Date: March 15, 2010
Ticker Symbol: WISEX
CUSIP Number: 055060 305
Website: www.azzad.net
Shareholder Services: 1(888) 350-3369, to speak to a financial advisor call (703) 207-7005

Management, Organization, and Capital Structure of the Fund

Board of Trustees

The business of the Fund is managed under the direction of the Board of Trustees (the "Board") of the Company. The Board formulates the general policies of the Fund and meets periodically to review its performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Board ensures that the Fund's policies, procedures and general business practices are conducted in strict conformity to its ethical principles.

The Adviser

Azzad Asset Management, Inc. (the "Adviser"), 3141 Fairview Park Drive, Suite 460, Falls Church, Virginia 22042, serves as investment adviser to the Fund. The Adviser is a privately held corporation that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, with the U.S. Securities and Exchange Commission. The Adviser was incorporated in the State of Delaware on June 9, 2000. The company was initially formed as Zad Asset Management, LLC in the State of Virginia on August 4, 1997 and was converted into a corporation under Delaware law in June 2000 under the current name.

The Adviser currently serves under an investment advisory agreement dated October 13, 2008.  Under the terms of the advisory agreement, the Adviser is responsible for formulating the Fund's investment programs and for making day-to-day investment decisions and engaging in portfolio transactions.  The Adviser also furnishes corporate officers, provides office space, services and equipment and supervises all matters relating to the Fund's operations. The Fund will pay the Adviser 1.19 %of its average daily net assets for its advisory services.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement with the Adviser will be available in the Annual Report for the period ending June 30, 2010.

As of June 30, 2009, the Adviser manages approximately $90 million of investments for clients other than the Fund.  The Adviser expects to continue to represent other clients in the future.

Portfolio Manager

Mr. Jamal Elbarmil has served as the Vice President of Azzad Asset Management and as portfolio manager for the Azzad Funds since April, 2000. He is responsible for the day to day management of the Azzad Funds’ portfolios aided by a team of analysts. He earned a Masters Degree in Information Systems from the American University in Washington DC in 1994 and he is a PhD candidate at George Mason University in Virginia. Mr. Elbarmil has supervised the management of the Azzad Funds since their inception in 2000 as well as the adviser's separately managed program since 2003. He also reviews the Funds’ holdings and performance to ensure compliance with each fund’s respective strategy. Prior to joining Azzad, Mr. Elbarmil was Vice President of Technology for Information Policy & Administration, Inc. in Virginia where he supervised the development of software systems. Mr. Elbarmil has over 9 years of investment experience.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Azzad Funds.

Distribution Plan

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940.  Under the Plan, the Fund is authorized to pay the distributor a fee for the sale and distribution of the Fund's shares and services it provides to shareholders.  The maximum amount of the fee authorized is 0.05% of the Fund's average daily net assets annually.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.  Fees paid under the Plan may not be waived for individual shareholders.

In addition to paying fees under the Plan, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for various shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

While there is no minimum investment amount for transactions through broker-dealers, shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net return to investors who invest through shareholder servicing agents and broker-dealers may be less than by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

Custodian, Transfer & Dividend Disbursing Agents

Huntington National Bank, 7 Easton Oval, Columbus, Ohio 43219, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. The Custodian does maintain certain financial and accounting books and records pursuant to an agreement with the Fund. Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, serves as the transfer agent and dividend-disbursing agent for the Fund and in that capacity maintains certain books and records for the Fund.

Shareholder inquiries relating to a shareholder account should be directed by writing to Azzad Funds c/o Mutual Shareholder Services 8000 Town Centre Drive, Suite 400 Broadview Heights, OH, 44147 or by telephoning Azzad Funds (toll-free) at (888) 350-3369, Monday through Friday (except holidays), between the hours of 9:00 A.M. and 5:00 P.M., Eastern Time.

Organization

The Wise Capital Fund is a series of the Azzad Funds, a Massachusetts business trust that is registered with the SEC as an open-end, management investment company. It is not intended that meetings of the Fund's shareholders be held except when required by Federal or Massachusetts state law. All shareholders of the Fund are entitled to vote at shareholders' meetings. From time to time, large shareholders may control the Fund.

At What Price are Shares Sold?

Shares of the Fund are sold at their offering price, which is the net asset value per share or "NAV" without any sales charge.  The offering price that applies to a purchase order is based on the next calculation of the NAV per share that is made after the Fund receives the purchase order.  The NAV of the Fund will fluctuate.

How Your Share Price (NAV) is Determined

The NAV of shares of the Fund is determined normally at 4:00 p.m. Eastern Time , on each day that the New York Stock Exchange (the "NYSE") is open for trading (referred to in this Prospectus as a "regular business day").  The NAV per share is determined by dividing the value of the Fund’s net assets by the number of shares that are outstanding.

The Fund's securities are valued on the basis of market quotations, if available.  If market quotations are not available or, in the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund's assets at their fair value according to policies approved by, and subject to supervision by, the Fund's Board of Trustees.

It is not anticipated that market quotations will be available for some of the securities in which the Fund invests.  Accordingly, the Adviser will need to price the securities using the Fund's fair value pricing guidelines.  In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the fair value of securities is intended to be the amount which the owner might reasonably expect to receive for them upon their current sale.  However, as the Adviser’s fair valuation of securities will be based upon its analysis of factors it considers relevant, the fair value price may differ from the price that would be received if the securities were sold.  If the fair value price differs, a shareholder may receive more or less proceeds or shares from redemptions and purchases of Fund shares than if the securities were priced at the price that would be received upon their current sale.  Similarly, the performance of the Fund may be affected.  The Fund also may not be able to receive a security’s fair value if the Fund should sell the security.

Securities with remaining maturities of 60 days or less are generally fair valued at amortized cost, as the Board of Trustees believes that this method of valuing short-term investments approximates market value.

 The Fund's shares are not priced on the days when the NYSE trading is closed. The Fund's NAV may be calculated earlier, however, if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission ("SEC"). Your order (redemption or purchase) will be priced at the next NAV calculated after the Fund receives your order.

If a security or securities that the Fund owns are traded when the NYSE is closed (for example, on a foreign exchange or in an after-hours market) the value of the Fund's assets may be affected on days when the Fund is not open for business. In addition, trading in some of the Fund's assets may not occur on days when the Fund is open for business.  In addition, the Fund may not make any purchases or sales of securities on some days when the Fund is open for business.

Shareholder Guide

How to Purchase Your Shares

Shares of the Fund are offered for sale on a continuous basis.

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The minimum initial investment for the Fund is $4,000 (or $300 for accounts using Automated Clearing House ("ACH") transactions, regardless of the type of account).

▪

There is no minimum initial investment for investments made through broker-dealers and wirehouses.

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The minimum subsequent investment is $50; there is no minimum subsequent investment for investments made through broker-dealers and wirehouses.

The price for Fund shares is the Fund's NAV next determined after receipt of your purchase order.

BY MAIL: You may purchase shares of the Fund by completing and signing an Account Application form enclosed with this Prospectus and mailing it, together with your check made payable to the Azzad Funds and a copy of your driver's license (for identification verification purposes), to the address listed below:

Azzad Funds

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above.  Third party checks will not be accepted, and the Fund reserves the right to refuse to accept other checks. Bounced checks or checks in which funds cannot be collected will be charged a $30 fee.

In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your Application, as part of the Fund's Anti-Money Laundering Program. As requested on the Application, you should supply your full name, birth date, social security number and permanent street address. The Fund reserves the right to close the account if clarifying information/documentation is not received within 5 business days.

BY TELEPHONE: Once your account is open, you may make subsequent investments by telephone by calling toll free (888) 350-3369. Payment for shares purchased by telephone is due within three business days after the date of the transaction. Investments by telephone are not available in the Fund retirement account administered by the Fund's transfer agent or its agents.

If your telephone order to purchase shares is canceled due to nonpayment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Fund because of such cancellation.

BY WIRE:  You may make your initial or subsequent investments in the applicable Fund by wire transfer. To enable timely processing and transaction analysis, investors wiring funds must first notify the transfer agent of the investment. Please call Mutual Shareholder Services at: 888-350-3369 for additional information regarding sending wire transfers.

To assure proper receipt, please be sure your bank included the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Application form and mail it to the address indicated in "By Mail" above after completing your wire arrangement.

Wire purchases are completed when wired payment is received and the Fund accepts the purchase.  The Fund and its agents are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.  Note: federal funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.

There are no wire fees charged by the Fund for purchases of $1,000 or more. A wire fee of up to $20 will be charged by the Fund on wire purchases of less than $1,000. Your bank also may charge wire fees for this service.

BY AUTOMATIC INVESTMENT PLAN:  You may make your initial investment in the Fund by completing the automatic investment plan form authorizing the Azzad Funds to draw on your bank account. The minimum initial investment required is $300 for the Fund.

You may also make subsequent investments automatically for as little as $50 a month, beginning within thirty (30) days after your account is opened. Ask your bank whether it will honor debits through the ACH or, if necessary, preauthorized checks. You may change the date or amount of your investment at any time by written instruction received by the Fund at least fifteen business days before the change is to become effective. Dates available for AIPs, are the 10th and 20th of each month (or the nearest business day thereafter). A fee of $30 will be charged for returned ACH payments.

Additional Information About Purchases

All purchases of shares are subject to acceptance by the Fund and are not binding until accepted. The Fund reserves the right to reject any application or investment. Orders are priced as of the close of trading on the NYSE, usually as of 4:00 p.m., Eastern Time, Monday through Friday, exclusive of days when the NYSE is closed.

Fees and charges associated with purchasing shares of the Fund are set forth in this Prospectus.  However, investors may purchase and sell shares through registered broker-dealers who may charge additional fees for their services.

If checks are returned unpaid due to insufficient funds, stop payment or other reasons, the Fund will charge $30 and you will be responsible for any loss incurred by the Fund with respect to canceling the purchase. To recover any such loss or charge, the Fund reserves the right, without further notice, to redeem shares already owned by any purchaser (in the Fund) whose order is canceled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process.  In such instances, your investment will be priced at the NAV next determined after receipt of the check, and any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

In addition, you will be required to provide information such as your birth date, social security number, address and other relevant information to help us verify your identity. For most accounts, you will be required to submit a photocopy of your driver's license or other picture identification. If you do not provide this information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account. We also reserve the right to close your account for other lawful reasons including but not limited to: reasonable suspicion of money laundering, fraud, terrorism or other illegal activity in connection with the account.

How to Sell Your Shares

You may request to sell all or a portion of your shares at any time at the NAV per share next determined after the Transfer Agent receives your redemption request in proper form.

 If your redemption request is received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time), your redemption will be priced the same day. Any redemption request received after that time will be priced the next business day.

BY MAIL: Your request must include:

a) Original signatures of each registered owner exactly as the shares are registered;

b) The Fund name and the account number;

c) The number of shares or dollar amount to be sold; and

d) Any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities.

Send your written request for redemption to:

Azzad Funds

c/o Mutual Shareholder Services, LLC

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44141-1939

BY TELEPHONE:  Redemptions by telephone can be made by calling 1-888-350-3369. If you do not wish to allow telephone redemptions by any person on the account, you should decline that option on the account application.

This feature can only be used on non-institutional accounts if:

a)

The redemption proceeds are to be mailed to the address of record or wired to the pre-authorized bank account;

b)

There has been no change of address of record on the account within the preceding 30 days;

c)

The person requesting the redemption can provide proper identification; and

d)

The proceeds of the redemption do not exceed $15,000.

In connection with telephone redemptions, neither the Fund nor the transfer agent will be responsible for acting upon any instructions reasonably believed by them to be genuine.  The Fund and/or the transfer agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Fund or the transfer agent does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions. Shareholders should be aware that they may experience difficulty effecting telephone redemptions during times of a market downturn or other emergency.

SPECIAL REDEMPTION ARRANGEMENTS

Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions.  For further information call the Fund at 1-888-350-3369.

SIGNATURE GUARANTEE

Redemptions in excess of $50,000 currently require a signature guarantee.  A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Fund at 1-888-350-3369 to determine whether the guarantor is eligible.

REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request in proper form; however, the Fund has up to seven days to mail your redemption proceeds.  If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to 15 days from the purchase date. You may avoid this requirement by investing by bank wire (federal funds). Please notify the Fund promptly in writing of any change of address.

BY WIRE: You may authorize the Fund to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following receipt of a redemption request in proper form.  However, the Fund may hold redemption proceeds for up to seven days.  If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to 15 days from the purchase date. A wire fee of up to $20 will be charged by the Fund, which is deducted from your redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     (1)  The redemption price may be more or less than your cost to purchase the shares, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     (2)  A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS FormW4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax. IRA distributions must be accompanied by an Azzad Funds distribution application.

     (3)  The Fund may redeem existing accounts and refuse a potential account the privilege of having an account in the Fund if the Fund reasonably determines that the failure to do so would have a material adverse consequence to the Fund and its shareholders.

(4)

Excessive short term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Fund may refuse investments from shareholders who engage in short term trading.

MARKET TIMING

The Fund is intended for shareholders that will purchase and sell shares frequently, as the Fund is designed to offer investors a liquid investment.  The Board of Trustees believes that, due to the Fund's attempt to maintain an NAV as close to $1.00 as possible, the Fund's anticipated low volatility makes it inherently unattractive to short-term market timers.  Therefore, the Board of Trustees believes that neither short-term trading nor market timing represents a substantial risk to the Fund.  Under certain circumstances, which are believed to be unlikely to occur in the Fund, such trading could have the potential to dilute the value of Fund shares held by long-term shareholders, disrupt portfolio management, and increase Fund expenses.  The Board of Trustees has adopted a policy that the Fund may not enter into formal or informal arrangements to permit any outside entity to engage in market timing activity within the Fund.  There is no quantitative restriction or monitoring process imposed by the Fund to prevent or minimize frequent trading, and the Fund does not operate a program to detect short-term market timing activity.  However, in the event that the Fund discovers any pattern of trading that is abusive or disruptive, it can take any course of action it deems appropriate, including limiting future purchases of Fund shares by the shareholder.  The Fund retains the right to reject any purchase order at any time.  There is no assurance that the Fund will identify and eliminate trading that may be abusive or disruptive to the Fund.

MANDATORY REDEMPTIONS

In order to reduce expenses, the Fund may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan account, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice.  No account-closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

How to Exchange Your Shares

As an Azzad shareholder, you may exchange your shares of any Fund for shares of any other Azzad Funds, subject to the minimum investment requirement of the Fund. The exchange is treated as a redemption and purchase for tax purposes and any gain on such transaction may be subject to federal income tax. You may request the exchange by contacting the Fund at the phone number or address provided in the "By Telephone" and "By Mail" sections above.

It is your responsibility to obtain and read a prospectus of the Fund you are exchanging your shares for before you make an exchange. In addition:

▪

You may make up to two exchanges out of the Fund during a calendar year.  This limit helps keep the Fund's net asset base stable and reduces the Fund's administrative expenses.

▪

If you exchange shares into or out of the Fund, the exchange is made using the net asset value per share of the Fund next determined after the exchange request is received.

▪

In times of extreme economic or market conditions, exchanging shares by telephone may be difficult.  To receive the NAV as of the date of your exchange, your exchange request must be received before that day's close of the New York Stock Exchange, usually 4:00 p.m. Eastern Time.

▪

Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or a loss for federal income tax purposes.

No exchange will be accepted unless the registration of the two accounts is identical.  Neither the Fund nor the Fund's transfer agent are liable for following exchange instructions communicated by telephone that they reasonably believe to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, the Fund's transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

Taxes, Dividend, and Distributions

Taxation of the Fund

Your investment will have tax consequences that you should consider. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation. Although it is not an investment objective, the Fund's Adviser will attempt to take into account the tax consequences of its investment decisions. However, there may be occasions when the Adviser's investment decisions will result in a negative tax consequence for the Fund's shareholders.

TAXES ON DISTRIBUTIONS. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code so that it will not be liable for Federal income tax. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

The Fund will mail reports to you containing information about the Fund's distributions during the year after December 31 of each year (by January 31st). Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

TAXES ON REDEMPTIONS OF SHARES. The sale of Fund shares is a taxable transaction for Federal income tax purposes. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statement so that you or your tax professional will be able to determine whether a sale will result in a taxable gain or loss.

"BUYING A DIVIDEND" All distributions reduce the net asset value of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

TAX WITHHOLDING. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and from proceeds from certain sales payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

Distributions

As a shareholder, you are entitled to your share of the Fund's net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its investors as distributions.  When the Fund earns dividends from stocks and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution. Net short-term capital gains are considered ordinary income and are included in dividend distributions.

LONG-TERM VS. SHORT-TERM CAPITAL GAINS:

▪

Long-term capital gains are realized on securities held by the Fund for more than one year and are part of your capital gain distribution.

▪

Short-term capital gains are realized on securities held by the Fund for less then one year and are part of your dividend distributions.

The Fund distributes dividends and capital gains, if any, annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

Shareholder Services

Online Account Access

For your convenience, you may access your account online 24 hours a day/ 7 days a week to review your account balances or histories. Simply go to the Azzad website at www.azzad.net, and use your social security number (or tax identification number) and investor number (located on your account statement) to access your Azzad Funds account. To obtain additional information about accessing your account online, call toll free (888) 350-3369.

Automatic Investment Plan

Automatic investment plans are available for your convenience to purchase shares at specified intervals (10th or 20th of each month) without having to manually initiate each transaction. Automatic investment plans allow you to purchase Fund shares by having specified amounts automatically deducted from your bank account and invested in a Fund on a monthly basis. To establish this service for your account, you may contact Azzad toll free at (888) 350-3369 between the hours of 9:00 A.M. and 5:00 P.M., Eastern Time, or visit the Azzad website at www.azzad.net. This service may take up to four weeks to begin. Also, due to the varying procedures to prepare, process, and forward the bank withdrawal information to the Fund, there may be periodic delays in posting the funds to your account.

Dollar cost averaging. By participating in an automatic investment plan with the Fund, you will be practicing dollar cost averaging. Dollar-cost averaging is an investment strategy design to avoid the pitfalls of market timing by investing equal amounts of money at regular intervals (monthly, quarterly, so on) over a long period of time. The advantage of dollar cost averaging is that an investor buys more shares at lower prices, and fewer shares at higher prices. As a result, an investor ends up paying an average price per share over a period of time. The important key is to stick with dollar cost averaging through periods of rising and falling markets. Of course, no strategy can guarantee a profit, or protect your investment from losses.

Shareholder Reports

You will receive semi-annual and annual reports by mail. Independent accountants audit the financial statements appearing in annual reports. You will also receive quarterly statements by mail. If your address changes, it is your responsibility to contact Azzad with your address information.

To keep the Fund's costs as low as possible, and to conserve paper usage, where practical we attempt to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, rather than send a separate report to each shareholder, we will send just one report to that address. If your household is receiving separate mailings that you feel are unnecessary, or if you want us to send separate statements, please notify our Shareholder Services at (888) 350-3369.

Reporting to Third Party Information Providers

The Fund provides various third party information providers such as Morningstar, Lipper, and others with Fund information. These information providers may receive Fund information such as the Fund's holdings and NAV (Net Asset Value) and other Fund information, in advance of Shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI"). Currently, disclosure of the Fund's holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the Annual Report and Semi-Annual Report to Fund shareholders, and in the quarterly holdings report on Form N-Q. The Annual and Semi-Annual Reports are available by contacting the Fund's transfer agent, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 or calling (888) 350-3369. The Fund's top 10 holdings as of the calendar quarter-end are most typically posted on the Fund's website at www.azzad.net.

Account Types

You may invest in the Fund through the following types of accounts (their respective applications can be downloaded online at www.azzad.net, for a hard copy call the adviser at (888) 862-9923. You may also invest through a Wrap Account sponsored by Azzad:

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS (regular mutual fund accounts)

Individual and sole proprietorship accounts are owned by one person; joint accounts can have two or more owners. All owners of the joint account must sign written instructions to purchase or redeem shares or to change account information exactly as their names appear on the account. If you elect telephone privileges, however, redemption requests by telephone may be made by any one of the joint account owners.

RETIREMENT ACCOUNTS

The Fund offers various tax-deferred retirement plans and accounts, including Traditional IRAs, Roth IRAs, Rollover IRAs, SEP (Simplified Employee Pension) IRAs, SIMPLE IRAs and Keogh accounts. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your legal or tax advisor. For an application and information regarding fees and other details, call (888) 862-9923.

UNIFORM GIFT OR TRANSFER TO MINOR ACCOUNTS (UGMA, UTMA)

Depending on the laws of your state, you can set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give money to a child and obtain tax benefits. To open a UGMA or UTMA account, you must include the minor's social security number on the application and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

COVERDELL EDUCATION SAVINGS ACCOUNTS (formerly EDUCATION IRA)

You may establish a tax-deferred education savings account on behalf of any child with a Social Security Number to help save for his/her education. Account redemptions may be used for qualified primary, secondary, post secondary or higher education expenses. For an application and information regarding fees and other details, call (888) 862-9923.

FOR AN ORGANIZATION

You may open an account for a trust, corporation, partnership, endowment, foundation, or other entity. For corporations, a corporate resolution signed by an authorized person with a signature guarantee is required. For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners is required. An authorized officer of the corporation or other legal entity must sign the application.

For trust accounts, the trust must be established before you can open the account. You must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

Financial Highlights

As the Fund has not yet commenced investment operations, no financial highlights table is included in this Prospectus.

PRIVACY POLICY NOTICE

The Azzad Funds Commitment to Protecting Your Privacy

PLEASE READ AND RETAIN FOR YOUR RECORDS

The following is a description of the Azzad Funds' (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

▪

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

▪

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Additional Information

INVESTMENT ADVISER

AZZAD ASSET MANAGEMENT, INC.

3141 FAIRVIEW PARK DRIVE SUITE 460

FALLS CHURCH, VIRGINIA 22042

TEL: 703-207-7005

FAX: 703-562-0812

WEB www.azzad.net

Email info@azzad.net

REGISTERED INDEPENDENT PUBLIC

SANVILLE & COMPANY

ACCOUNTING FIRM

1514 OLD YORK ROAD

ABINGTON, PA 19001

TRANSFER AGENT AND

MUTUAL SHAREHOLDER SERVICES, LLC

FUND ACCOUNTANT

8000 TOWN CENTRE DR.

SUITE 400

BROADVIEW HEIGHTS, OH 44147

TEL: (888) 350-3369

CUSTODIAN

HUNTINGTON NATIONAL BANK

7 EASTON OVAL

COLUMBUS, OH 43219

LEGAL COUNSEL

THOMPSON HINE LLP

312 WALNUT STREET

CINCINNATI, OH 45202

Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") in a Statement of Additional Information, and in the Fund's annual and semi-annual reports to shareholders. The Fund's Statement of Additional Information contains more detailed information about the Fund and its management and operations. The Statement of Additional Information is incorporated by reference into this Prospectus and is legally part of it. The Fund's annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

These documents (and other information about the Fund) are available free of charge upon request to Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 Tel: 888-350-3369 or 1-440-922-0066.  The Fund's SAI, annual and semi-annual reports and other information can also be obtained by E-mail request to: info@azzad.net. You can also review the Fund's reports, SAI, and other reports and information by visiting the Public Reference Room of the Securities and Exchange Commission ("SEC") at 100 F. Street NE, Washington, DC 20549. Please call 202-551-8090 to learn the Public Reference Room's business hours. You may request copies of the Fund's reports and SAI, for a fee, by writing to the Public Reference Room at this address, or by e-mailing your request to PUBLICINFO@SEC.GOV. You may also download a free, text-only version from the SEC's Internet website at www.sec.gov.

Investment Company Act File Number: 811-08021